Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current
Federal	$ 324,395	$ 613,217
State
Deferred
Federal	(37,152)	2,975
State
Income tax provision	$ 287,243	$ 616,192